11. COMMON STOCK (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Common Stock Details Narrative
Intrinsic value of the warrants	$ 1,632,717
Warrants convertible into common stock	693,437	537,037